16. Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Notes
16. Subsequent Events

12.  Subsequent Events

Common Stock Issued for Services

During the period from October 1, 2017 through November 14, 2017, 64,083 shares were issued for services provided by the Board of Directors and 238,799 shares were issued to vendors for services.

On November 6, 2017, the Company issued 1,000 shares of Presto Corp. Series A Preferred Stock (“Series A”) for sponsorship and advertising services.  The Series A have a liquidation value of $1,000 per share and are convertible into an aggregate of 332,447 shares of the Company’s common stock.  The term of the agreement is through October 2019.  The Company will compensate the vendor in connection with various introductory services.

16.   Subsequent Events

Private Placement Memorandum

Subsequent to December 31, 2016 the Company completed its Private Placement Memorandum.  A total of 230,775 units were purchased at $2.40 per unit.  Each unit consisted of 1 share of common stock and 1 warrant to purchase a common share at $4.00 per share.  Prior to December 31, 2016 $197,730 was received on this memorandum.  During this time frame, the Company also sold 80,000 restricted common shares in an isolated transaction for $415,136.

Common Stock Issued for Services

During the period from January 1, 2017 through April 30, 2017, 430,209 restricted shares were issued for services.

Acquisition

In April 2017, the Company purchased intellectual property associated with the White Rabbit line of cannabis products, for $150,000 and 10,000 shares of the Company’s common stock.